Income Taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets and liabilities
Net deferred tax liability	$ (5,622)	$ (6,692)	$ (8,378)	$ (10,731)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	3,014	3,267	3,100
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	1,153	1,257	1,251
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	6,344	5,862	6,279
Deferred tax liability	(2,746)	(2,126)	(1,795)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (13,387)	$ (14,952)	$ (17,213)